Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

Note 21—Subsequent Events

In January 2013, we exercised our option and entered into an additional contract with SHI for the construction of our eighth drillship, which is expected to be delivered in the first quarter of 2015.

On February 19, 2013, Pacific Sharav S.à r.l. and Pacific Drilling VII Limited (collectively, the “Borrowers”), and Pacific Drilling S.A. (the “Guarantor”) (collectively, the “Borrowing Group”) entered into a senior secured credit facility agreement with a group of lenders to finance the construction, operation and other costs associated with the Pacific Sharav and the Pacific Meltem (the “Senior Secured Credit Facility Agreement” or “SSCF”).

The SSCF includes a term loan (the “SSCF Term Loan”) which consists of two tranches: (i) a tranche of $500.0 million provided by a syndicate of nine commercial banks (the “Commercial Tranche”) and (ii) a tranche of $500.0 million provided by Eksportkreditt Norge AS (and guaranteed by the Norwegian Guarantee Institute for Export Credits) (the “GIEK Tranche”). The SSCF Term Loan will become available upon the satisfaction of customary conditions precedent, as described therein.

Borrowings under the Commercial Tranche bear interest at the London Interbank Offered Rate (“LIBOR”) plus a margin of 3.5%. Borrowings under the GIEK Tranche bear interest, at the Borrower’s option, at (i) LIBOR plus a margin of 1.50% (which margin may be reset 60 months after the first borrowing under the SSCF Term Loan) or (ii) at a Commercial Interest Reference Rate (“CIRR”) of (a) 3.96% for borrowings relating to the Pacific Sharav and (b) 2.37% for borrowings relating to the Pacific Meltem. Borrowings under the GIEK Tranche will also be subject to a guarantee fee of 2.00% per annum (the “GIEK Premium”). Undrawn commitments for the SSCF Term Loan shall bear a fee equal to (i) in the case of the Commercial Tranche, 40% of the margin for such tranche and (ii) in the case of the GIEK Tranche, 40% of the applicable margin for such tranche and 40% of the GIEK Premium.

The Commercial Tranche matures on the earlier of (i) five years following the delivery of the second vessel under the SSCF and (ii) May 31, 2019. The GIEK Tranche matures (for each vessel) twelve years following the delivery of the applicable vessel. The GIEK Tranche contains a put option exercisable if the Commercial Tranche is not refinanced on terms acceptable to GIEK. If the GIEK Tranche put option is exercised, each Borrower must prepay, in full, the portion of all outstanding loans that relate to the GIEK Tranche, on the maturity date of the Commercial Tranche, without any premium, penalty or fees of any kind. Amortization payments under the SSCF Term Loan are calculated on a 12 year repayment schedule and must be made every six months following the delivery of the relevant vessel.